Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions [abstract]
Provisions (Tables), Provisions [Text Block]

Philips Group

Provisions

in millions of EUR

2018 - 2019

	2018			2019
	long-term	short-term	total	long-term	short-term	total
Post-employment benefit (see note 20)	835		835	824		824
Product warranty	37	153	190	38	172	210
Environmental provisions	124	20	144	145	25	170
Restructuring-related provisions	45	68	114	31	125	156
Litigation provisions	17	9	26	14	40	55
Contingent consideration provisions	385	24	409	245	108	354
Other provisions	345	88	432	305	86	392
Provisions	1,788	363	2,151	1,603	556	2,159

Provisions (Tables), Provisions for assurance-type product warranty [Text Block]

Philips Group

Provisions for assurance-type product warranty

in millions of EUR

2017 - 2019

	2017	2018	2019
Balance as of January 1	259	201	190
Changes:
Additions	283	248	291
Utilizations	(270)	(261)	(274)
Transfer to liabilities directly associated with assets held for sale	(56)
Translation differences and other	(16)	2	3
Balance as of December 31	201	190	210

Provisions (Tables), Environmental provisions [Text Block]

Philips Group

Environmental provisions

in millions of EUR

2017 - 2019

	2017	2018	2019
Balance as of January 1	321	160	144
Changes:
Additions	18	23	20
Utilizations	(21)	(15)	(18)
Releases	(8)	(4)	(1)
Changes in discount rate	11	(28)	9
Accretion	6	5	5
Transfer to liabilities directly associated with assets held for sale	(146)
Translation differences and other	(20)	4	12
Balance as of December 31	160	144	170

Provisions (Tables), Restructuring-related provisions [Text Block]

Philips Group

Restructuring-related provisions

in millions of EUR

2019

	Jan. 1, 2019	additions	utilizations	releases	other changes	Dec. 31, 2019
Diagnosis & Treatment	57	51	(37)	(10)	-	61
Connected Care	22	33	(16)	(9)	(2)	28
Personal Health	9	33	(12)	(4)	-	25
Other	26	57	(31)	(11)	-	42
Philips Group	114	175	(97)	(34)	(1)	156

Philips Group

Restructuring-related provisions

in millions of EUR

2017

	Jan. 1, 2017	additions	utilizations	releases	other changes1)	Dec. 31, 2017
Diagnosis & Treatment	16	54	(19)	(5)	(1)	45
Connected Care	11	24	(12)	(7)	(1)	15
Personal Health	4	12	(4)	(5)	(1)	6
Other	37	52	(27)	(16)	(1)	45
Lighting (now Signify)	133	9	(35)	(3)	(104)
Philips Group	201	150	(96)	(37)	(107)	112
1)Other changes primarily relate to translation differences and transfers between segments

Provisions (Tables), Restructuring-related provision [Text Block]

Philips Group

Restructuring-related provision

in millions of EUR

2018

	Jan. 1, 2018	additions	utilizations	releases	Dec. 31, 2018
Diagnosis & Treatment	45	62	(38)	(12)	57
Connected Care	15	24	(10)	(8)	22
Personal Health	6	8	(5)	(1)	9
Other	45	42	(45)	(16)	26
Philips Group	112	136	(98)	(37)	114

Provisions (Tables), Litigation provisions [Text Block]

Philips Group

Litigation provisions

in millions of EUR

2017 - 2019

	2017	2018	2019
Balance as of January 1	96	50	26
Changes:
Additions	40	17	69
Utilizations	(52)	(29)	(36)
Releases	(11)	(11)	(6)
Accretion	3	2	2
Transfer to liabilities directly associated with assets held for sale	(21)
Translation differences and other	(5)	(3)	-
Balance as of December 31	50	26	55

Provisions (Tables), Contingent consideration provisions [Text Block]

Philips Group

Contingent consideration provisions

in millions of EUR

2017-2019

	2017	2018	2019
Balance as of January 1	11	66	409
Changes:
Additions	-	6	32
Utilizations	-	(48)	(44)
Releases	(2)	(1)	(68)
Accretion	2	12	14
Acquisitions	62	366	6
Translation differences and other	(8)	9	4
Balance as of December 31	66	409	354

Provisions (Tables), Other provisions [Text Block]

Philips Group

Other provisions

in millions of EUR

2017 - 2019

	2017	2018	2019
Closing balance as of December 31	720	499	432
IFRS 16 adjustment			(6)
Opening balance as of January 1	720	499	426
Changes:
Additions	304	169	143
Utilizations	(238)	(178)	(127)
Releases	(87)	(57)	(61)
Accretion	(2)	2	1
Transferred to liabilities directly associated with assets held for sale	(156)
Translation differences and other	(43)	(3)	10
Balance as of December 31	499	432	392